Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Income Taxes [Abstract]
Summary of benefit from income taxes
	For The Nine Months Ended December 31, 2013		For The Nine Months Ended December 31, 2012		Cumulative From January 18, 2011 (Inception) to December 31, 2013
Current Expense:
Federal and State		$-		$-		$-
Deferred tax benefit:
Federal and State		9,000		9,000		35,000
Valuation allowance		(9,000)		(9,000)		(35,000)
Total		$-		$-		$-

	For The Year Ended March 31, 2013		For The Year Ended March 31, 2012		Cumulative From January 18, 2011 (Inception) to March 31, 2013
Current Expense:
Federal and State		$-		$-		$-
Deferred tax benefit:
Federal and State		13,000		10,000		26,000
Valuation allowance		(13,000)		(10,000)		(26,000)
Total		$-		$-		$-

Summary of effective income tax rate reconciliation
For The Nine Months Ended December 31, 2013	For The Nine Months Ended December 31, 2012	Cumulative From January 18, 2011 (Inception) to December 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%

	For The Year Ended March 31, 2013	For The Year Ended March 31, 2012	Cumulative From January 18, 2011 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%	(34)%	(34)%
Valuation allowance	34%	34%	34%
Effective income tax rate	0%	0%	0%